Financial assets and liabilities	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Financial assets and liabilities	5.2. Financial assets and liabilities
Accounting policies
Fair value
Fair value is the price that would be received to sell an
asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
Financial assets and liabilities measured at fair value are
categorized based on the availability of observable inputs
used to measure their fair value. Three hierarchical levels
are based on an increasing amount of judgment associated
with the inputs used to derive fair valuation for these assets and liabilities, Level 1 being market values for exchange
traded products, Level 2 being primarily based on publicly
available market information and Level 3 requiring most
management judgment.
The fair value of an asset or a liability is measured using
the assumptions that market participants would use
when pricing the asset or liability, assuming that market
participants act in their economic best interest, by using
quoted market rates, discounted cash flow analyses and
other appropriate valuation models. Nokia uses valuation
techniques that are appropriate in the circumstances and
for which sufficient data is available to measure fair value, maximizing the use of relevant observable inputs and
minimizing the use of unobservable inputs. At the end of
each reporting period, all financial assets and liabilities, that are either measured at fair value on a recurring basis or for which fair values are disclosed in the financial statements, are categorized within the fair value hierarchy based on
the lowest level input that is significant to the fair value measurement as a whole.
Classification and measurement
Financial assets
Nokia classifies its financial assets that are debt instruments in the following three categories: financial assets measured at amortized cost, financial assets measured at fair value
through other comprehensive income, and financial assets
measured at fair value through profit and loss. The selection of the appropriate category is made based on both Nokia’s
business model for managing the financial asset and on the
contractual cash flow characteristics of the asset. Equity
instruments and derivative financial assets are measured
at fair value through profit and loss.
Nokia’s business model for managing financial assets is defined on a portfolio level. The business model must be observable on a practical level by the way the business is managed. The cash flows of financial assets measured at amortized cost are solely payments of principal and interest. These assets are held within a business model that has an objective to hold assets to collect contractual cash flows. Financial assets measured at fair value through other comprehensive income have cash flows that are
solely payments of principal and interest, and these assets are held within a business model that has an objective that is
achieved both by holding financial assets to collect contractual cash flows and selling financial assets. For these categories, a loss allowance is calculated on a quarterly basis based on a review of collectability (probability of default) and available collateral (loss given default) for the asset, recorded as an adjustment to the carrying amount of the asset and recognized in other financial expenses in the income statement.
Financial assets measured at fair value through profit and loss are assets that do not fall in either of the categories in the paragraph above. Additionally, the accounting for financial
assets depends on whether the financial asset is part of a
hedging relationship (refer to Note 5.3. Derivative and firm commitment assets and liabilities).
All purchases and sales of financial assets are recorded on
the trade date, i.e. when Nokia commits to purchase or sell
the asset. All financial assets are initially measured at fair value and subsequently remeasured according to their
classification. Subsequently, instruments classified as fair value through profit or loss and instruments classified as fair value through other comprehensive income are remeasured
at fair value, while instruments classified as amortized cost are remeasured using the effective interest rate method.
For instruments classified as fair value through profit or
loss, the fair value adjustments and foreign exchange gains
and losses are recognized in the income statement either in
other operating income and expenses or financial income
and expenses as determined by the purpose of the
instruments. For instruments classified as fair value through other comprehensive income, changes in fair value are
recognized in the fair value reserve through other
comprehensive income (refer to Note 5.1. Equity).
For instruments classified as amortized cost, interest
calculated using the effective interest method, as well as
foreign exchange gains and losses, are recognized in
financial income and expenses in the income statement.
A financial asset is derecognized when substantially all the risks and rewards related to the financial asset have been
transferred to a third party that assumes control of the
asset. On derecognition of a financial asset, the difference between the carrying amount and the consideration
received is recognized in the income statement either in
other operating income and expenses or financial income
and expenses as determined by the purpose of the
instrument. The FIFO method is used to determine the
cost basis of financial assets at amortized cost that are
disposed of.
Financial liabilities
Nokia classifies its financial liabilities as financial liabilities measured at amortized cost except for derivative liabilities and the conditional obligation related to Nokia Shanghai
Bell, which are classified as financial liabilities at fair value through profit and loss.
All financial liabilities are initially recognized at fair value and, in the case of borrowings and payables, net of transaction
costs. Financial liabilities are subsequently remeasured
according to their classification.
For financial liabilities measured at amortized cost, interest calculated using the effective interest method, as well as
foreign exchange gains and losses, are recognized in
financial income and expenses in the income statement.
Financial liabilities are derecognized when the related
obligation is discharged, canceled or expired. Additionally, a substantial modification of the terms of an existing financial liability is accounted for as a derecognition of the original financial liability and the recognition of a new financial
liability. On derecognition of a financial liability, the
difference between the carrying amount extinguished and
the consideration paid is recognized in financial income or
expenses in the income statement.
Fair value of financial instruments

	2024							2023
	Carrying amounts						Fair value(1)	Carrying amounts						Fair value(1)
		Fair value through profit or loss			Fair value through other comprehensive income(2)				Fair value through profit or loss			Fair value through other comprehensive income(2)
EURm	Amortized cost	Level 1	Level 2	Level 3	Level 2	Total	Total	Amortized cost	Level 1	Level 2	Level 3	Level 2	Total	Total
Non-current interest-bearing financial investments	457	—	—	—	—	457	466	715	—	—	—	—	715	717
Investments in venture funds	—	—	—	865	—	865	865	—	5	—	779	—	784	784
Other non-current financial assets	179	—	97	—	40	316	316	161	—	96	—	59	316	316
Other current financial assets	315	92	—	—	25	432	432	263	—	—	—	22	285	285
Derivative assets(3)	—	—	197	—	—	197	197	—	—	134	—	—	134	134
Trade receivables(4)	—	—	—	—	5 248	5 248	5 248	—	—	—	—	4 921	4 921	4 921
Current interest-bearing financial investments	486	—	1 175	—	—	1 661	1 661	874	—	691	—	—	1 565	1 565
Cash and cash equivalents	5 251	—	1 372	—	—	6 623	6 623	4 791	—	1 443	—	—	6 234	6 234
Total financial assets	6 688	92	2 841	865	5 313	15 799	15 808	6 804	5	2 364	779	5 002	14 954	14 956
Long-term interest-bearing liabilities	2 918	—	—	—	—	2 918	2 986	3 637	—	—	—	—	3 637	3 614
Other long-term financial liabilities	33	—	—	45	—	78	78	33	—	—	28	—	61	61
Short-term interest-bearing liabilities	969	—	—	—	—	969	969	554	—	—	—	—	554	555
Other short-term financial liabilities	883	—	—	488	—	1 371	1 371	65	—	—	471	—	536	536
Derivative liabilities(3)	—	—	299	—	—	299	299	—	—	286	—	—	286	286
Discounts without performance obligations(4)	380	—	—	—	—	380	380	404	—	—	—	—	404	404
Trade payables	3 213	—	—	—	—	3 213	3 213	3 423	—	—	—	—	3 423	3 423
Total financial liabilities	8 396	—	299	533	—	9 228	9 296	8 116	—	286	499	—	8 901	8 879
(1)The following fair value measurement methods are used for items not carried at fair value: The fair values of long-term interest-bearing liabilities, including current portion, are primarily based on publicly available market information (level 2). The fair values of other assets and liabilities, including loan receivables and loans payable, are primarily based on discounted cash flow analysis (level 2). The fair value is estimated to equal the carrying amount for short-term financial assets and financial liabilities due to limited credit risk and short time to maturity.
(2)No financial instruments measured at fair value through other comprehensive income are categorized in fair value hierarchy level 1 or level 3.
(3)For further information on derivative assets and liabilities, refer to Note 5.3. Derivative and firm commitment assets and liabilities.
(4)For further information on trade receivables and discounts without performance obligation, refer to Note 4.5. Trade receivables and other customer-related balances.
Financial assets
Interest-bearing financial investments
Nokia invests a portion of the corporate cash needed to cover the projected cash outflows of its ongoing business operations in highly liquid, interest-bearing investments. Interest-bearing financial investments may include investments measured at
amortized cost and investments measured at fair value
through profit and loss.
Non-current interest-bearing financial investments are
investments in highly liquid corporate bonds that are long-term in nature based on their initial maturity and are measured at amortized cost using the effective interest method.
Current interest-bearing financial investments in bank
deposits, as well as fixed income and money market securities with an initial maturity or put feature longer than three
months, that have characteristics of solely payments of
principal and interest and are not part of structured
investments, are managed in a portfolio with a business model of holding investments to collect principal and interest and are measured at amortized cost using the effective interest
method. These investments are executed with the main
purpose of collecting contractual cash flows and principal
repayments. However, investments are sold from time to time
for liquidity management and market risk mitigation purposes.
Current interest-bearing financial investments may also include money market funds that do not qualify as cash equivalents,
investments acquired for trading purposes, investment
structures consisting of securities traded in combination with derivatives with complementing and typically offsetting risk factors and other investments that have cash flows not being solely payments of principal and interest. These investments are executed for capital appreciation and other investment
returns and can be sold at any time. These investments are
classified as fair value through profit or loss, with fair value adjustments, foreign exchange gains and losses and realized
gains and losses recognized in financial income and expenses in the income statement. The fair values of these investments are based on publicly available market information.
Corporate cash investments in bank deposits used as collateral for derivative transactions are measured at amortized cost
using the effective interest method.
Other financial assets
Other non-current financial assets include unlisted private
equity and unlisted venture fund investments, including
investments managed by NGP Capital which specializes in
growth-stage investing. These investments do not fulfill the criteria of being solely payments of principal and interest
and they are classified as investments at fair value through profit and loss. The fair value of these level 3 investments is determined using one or more valuation techniques where
the use of the market approach generally consists of using
comparable market transactions, while the use of the income
approach generally consists of calculating the net present
value of expected future cash flows.
For unlisted funds, the selection of appropriate valuation
techniques by the fund managing partner may depend on the
availability and reliability of relevant inputs. In some cases, one valuation technique may provide the best indication
of fair value while in other circumstances multiple valuation techniques may be appropriate.
Inputs generally considered include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the
underlying investment or comparable issuers, subsequent
rounds of financing, recapitalizations or other transactions undertaken by the issuer, offerings in the equity or debt capital markets, and changes in financial ratios or cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors. The fair value may be adjusted to reflect illiquidity and/
or non-transferability, with the amount of such discount
estimated by the managing partner in the absence of
market information.
Level 3 investments are remeasured at each reporting date
taking into consideration any changes in estimates, projections and assumptions, as well as any changes in economic and other relevant conditions. These investments include approximately
50 separate venture funds investing in hundreds of individual companies in various sectors and geographies, focusing on 5G, digital health, software and enterprise sectors.
Hence, specific estimates and assumptions used by managing
partners in the absence of observable inputs do impact the
fair value of individual investments, but no individual input has a significant impact on the aggregated fair value of
level 3 investments.
Fair value adjustments, foreign exchange gains and losses,
and realized gains and losses from the disposal of these
investments are recognized in other operating income and
expenses in the income statement.
From time to time Nokia may have investments in listed equity shares classified as level 1 investments. These are exchange traded products with quoted prices readily and regularly
available from an exchange representing actual and regularly occurring market transactions on an arm’s-length basis.
Other non-current financial assets also include restricted
assets and other receivables, customer financing-related loan receivables (refer to note 4.5. Trade receivables and other
customer-related balances) and certain other financial assets of a long-term nature.
Restricted assets and other receivables include restricted bank deposits primarily related to employee benefits as well as other loan receivables measured at amortized cost using the
effective interest method.
The cash flows of certain other financial assets of a long-term nature do not fulfill the criteria of being solely payments of principal and interest. These investments are measured at fair value using quoted market rates, discounted cash flow models or other appropriate valuation methods as of the reporting
date. Fair value adjustments, foreign exchange gains and
losses, and realized gains and losses from the disposal of
these investments are mainly recognized in financial income
and expenses in the income statement.
Other current financial assets include the current part of
other non-current financial assets as well as short-term loan receivables measured at amortized cost using the effective
interest method.
Cash and cash equivalents
Cash and cash equivalents include cash at bank and in hand
as well as highly liquid, fixed income and money market
investments that are readily convertible to known amounts of cash with maturities at acquisition of three months or less, as well as bank deposits with maturities or contractual call periods at acquisition of three months or less. Due to the high credit quality and short-term nature of these investments, there is an insignificant risk of change in value. Investments in money market funds that have a risk profile consistent with the
aforementioned criteria are also classified as cash equivalents.
Investments that have cash flows that are solely payments of principal and interest are measured at amortized cost using the effective interest method whereas all other investments are
classified as fair value through profit and loss, with fair value adjustments and foreign exchange gains and losses recognized in financial income and expenses in the income statement.
The fair values of these investments are based on publicly
available market information.
Financial liabilities
Interest-bearing liabilities
Long-term and short-term interest-bearing liabilities are
measured at amortized cost using the effective interest
method. Long-term and short-term interest-bearing liabilities include issued bonds and other borrowings. Short-term
interest-bearing liabilities also include the current portion of long-term interest-bearing liabilities and collaterals for derivative transactions.
Other financial liabilities
Other financial liabilities include a liability related to Nokia's share buyback program reflecting Nokia’s commitment under
the agreement with a third-party broker conducting the share repurchases on Nokia’s behalf.
Other financial liabilities also include a liability for acquiring
China Huaxin's ownership interest in Nokia Shanghai Bell. This financial liability is measured based on the expected future cash settlement with any changes recorded in financial income and expenses in the income statement. The measurement
of this level 3 financial liability involves estimation of the acquisition price and the distribution of excess cash balances.
Unobservable valuation inputs include certain financial
performance metrics of Nokia Shanghai Bell. No individual
input has a significant impact on the total fair value.
Trade payables
Trade payables are carried at invoiced amount in the statement of financial position. Trade payables include balances payable to suppliers under reverse factoring arrangements with
financial institutions. These balances are classified as trade payables and the related payments as cash flows from
operating activities (refer to Note 5.4. Financial risk
management).

Interest-bearing loans and other borrowings All borrowings presented in the table below are senior unsecured and have no financial covenants.
					Carrying amount EURm(1)
Issuer/borrower	Instrument	Currency	Nominal (million)	Final maturity	2024	2023
Nokia Corporation	2.00% Senior Notes	EUR	378	3/2024	—	375
Nokia Corporation	EIB R&D Loan	EUR	500	2/2025	500	500
Nokia Corporation	NIB R&D Loan	EUR	83	5/2025	83	167
Nokia Corporation	2.375% Senior Notes	EUR	292	5/2025	292	289
Nokia Corporation	2.00% Senior Notes	EUR	630	3/2026	624	614
Nokia Corporation	4.375% Senior Notes	USD	500	6/2027	458	430
Nokia of America Corporation	6.50% Senior Notes	USD	74	1/2028	71	67
Nokia Corporation	3.125% Senior Notes	EUR	500	5/2028	487	479
Nokia of America Corporation	6.45% Senior Notes	USD	206	3/2029	199	187
Nokia Corporation	4.375% Sustainability- linked Senior Notes(2)	EUR	500	8/2031	513	510
Nokia Corporation	NIB R&D Loan(3)	EUR	100	10/2032	100	—
Nokia Corporation	6.625% Senior Notes	USD	500	5/2039	455	463
Nokia Corporation and various subsidiaries	Other borrowings				105	110
Total					3 887	4 191
(1)Carrying amount includes EUR 46 million of fair value losses (EUR 31 million in 2023) related to fair value hedge accounting relationships, including EUR 137 million of fair value gains (EUR 156 million in 2023) related to discontinued fair value hedge accounting relationships that are amortized over the life of the respective senior notes.
(2)The bond has a one-time redemption premium at maturity of EUR 4 million in case Nokia does not meet its commitment to reduce its greenhouse gas (GHG) emissions (in
tCO2e) across its value chain (Scope 1, 2, and 3) by 50% between 2019 and 2030. This target is one of Nokia’s key sustainability targets and has been selected to be the
Sustainability Performance Target in Nokia’s Sustainable Finance Framework that enables the issuance of sustainability-linked financing instruments.
(3)In October 2024, Nokia signed a loan facility agreement of EUR 250 million with the Nordic Investment Bank (NIB) for financing research and development of 5G and 6G technology. As of 31 December 2024, EUR 100 million has been drawn from the facility and is repayable in two equal installments in 2031 and 2032. The availability period of the remaining loan facility of EUR 150 million ends in April 2025.

Changes in level 3 financial assets and liabilities measured at fair value for continuing operations
	2024		2023
EURm	Financial assets	Financial liabilities	Financial assets	Financial liabilities
1 January	779	(499)	823	(550)
Net gains/(losses) in income statement	40	(25)	(76)	31
Additions(1)	96	(13)	56	—
Deductions(1)	(45)	16	(24)	19
Transfers out of level 3	(5)	—	—	—
Other movements	—	(12)	—	1
31 December	865	(533)	779	(499)
(1)For level 3 financial assets, additions mainly include capital contributions to venture funds and deductions mainly include distributions from venture funds.
A net gain of EUR 17 million (net loss of EUR 42 million in 2023) related to level 3 financial instruments held at 31 December was included in the profit and loss during 2024.